Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases Charter-Out

Amount
2013	$179,419
2014	141,980
2015	111,461
2016	91,835
2017	48,174
Thereafter	292,437

Total minimum lease revenue, net of commissions	$865,306